Income taxes - Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Computed expected income tax benefit	(25.00%)	(25.00%)	(25.00%)
Effect of preferential tax rate	(18.00%)	10.00%	11.00%
Effect of different tax jurisdiction	2.00%	(1.00%)	(3.00%)
Non-deductible expenses	40.00%	5.00%	4.00%
Research and development expenses additional deduction	(5.00%)	(6.00%)	(8.00%)
Change in valuation allowance	7.00%	17.00%	21.00%
Actual income tax expense	1.00%